Investments for Account of Policyholders - Summary of investment properties are leased out under operating leases (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Detailed Information About Income Expense From Investments Properties Under Operating Leases [Line Items]
Rental income reported as part of investment income	€ 39	€ 29	[1]	€ 39	[1]
Investments in real estate [member]
Disclosure Of Detailed Information About Income Expense From Investments Properties Under Operating Leases [Line Items]
Rental income reported as part of investment income	34	30		27
Direct operating expenses from investment in real estate for account of policyholders	€ 5	€ 4		€ 8

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.